LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
Year
2020	4,014
2021	3,225
2022	2,949
2023	2,903
2024	3,259
2025 and thereafter	35,720
Total lease payments	52,070
Less imputed interest	(18,757)
Total	$33,313